UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                 Investment Company Act file number: 811-08415



                          EVERGREEN FIXED INCOME TRUST
_____________________________________________________________________________
               (Exact name of registrant as specified in charter)


                               200 Berkeley Street
                        Boston, Massachusetts 02116-5034
 _____________________________________________________________________________
                    (Address of principal executive offices)


                          The Corporation Trust Company
                              1209 Orange Street
                           Wilmington, Delaware 19801
  _____________________________________________________________________________
                     (Name and address of agent for service)



Registrant's telephone number, including area code:    (617) 210-3200

Dates of fiscal year ends:   4/30, 6/30

Date of reporting period:  7/1/2003 - 6/30/2004

ITEM 1. PROXY VOTING RECORD

        The following are series of Evergreen Fixed Income Trust (the "Registrant"):

    Evergreen Intermediate and Long Term Bond Funds (FYE 4/30)
        Evergreen Diversified Bond Fund
        Evergreen High Yield Bond Fund
        Evergreen Institutional Mortgage Portfolio
        Evergreen Strategic Income Fund
        Evergreen U.S. Government Fund

    Evergreen Short and Intermediate Term Bond Funds (FYE 6/30)
        Evergreen Ultra Short Bond Fund



        The following series of the Registrant held no securities during the period covered by this report in which there was a securityholder vote, and accordingly, have no proxy votes to report:

        Evergreen Diversified Bond Fund
        Evergreen Institutional Mortgage Portfolio
        Evergreen Strategic Income Fund
        Evergreen U.S. Government Fund
        Evergreen Ultra Short Bond Fund


        The following series of the Registrant merged into another Evergreen Fund during the reporting period (date of merger indicated below) and held no voting securities from 7/1/2003 through the date of the merger:

        Evergreen Offit High Yield Fund (merged on 7/14/03 into Evergreen Select
                High Yield Bond Fund, a series of Evergreen Select Fixed
                Income Trust, CIK: 0001046232, file no.: 811-08365, Form N-PX filed on August 30, 2004)

        Evergreen Offit Mortgage Securities Fund (merged into Evergreen U.S.
                Government Fund, a series of the Registrant, on 7/14/03)

        Evergreen Offit U.S. Government Securities Fund  (merged into Evergreen
                U.S. Government Fund, a series of the Registrant, on 7/14/03)

        The following is the proxy voting record for each other series within Evergreen Fixed Income Trust:

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-08415
Reporting Period: 07/01/2003 - 06/30/2004
Evergreen Fixed Income Trust


======================== EVERGREEN HIGH YIELD BOND FUND ========================


AMC ENTERTAINMENT, INC.

Ticker:       AEN            Security ID:  001669100
Meeting Date: SEP 18, 2003   Meeting Type: Annual
Record Date:  AUG 11, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Peter C. Brown             For       For        Management
1.2   Elect Director Charles J. Egan, Jr.       For       For        Management
1.3   Elect Director Charles S. Sosland         For       For        Management
1.4   Elect Director Paul E. Vardeman           For       For        Management
1.5   Elect Director Michael N. Garin           For       For        Management
2     Ratify Auditors                           For       For        Management
3     Approve Omnibus Stock Plan                For       For        Management


--------------------------------------------------------------------------------

CROWN CASTLE INTERNATIONAL CORP.

Ticker:       CCI            Security ID:  228227104
Meeting Date: MAY 26, 2004   Meeting Type: Annual
Record Date:  APR 1, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Randall A. Hack           For       For        Management
1.2   Elect  Director Edward C. Hutcheson, Jr.  For       Withhold   Management
1.3   Elect  Director J. Landis Martin          For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Ratify Auditors                           For       For        Management
4     Implement MacBride Principles             Against   Against    Shareholder


--------------------------------------------------------------------------------

DECISIONONE CORP.

Ticker:       DOCI           Security ID:  243457108
Meeting Date: SEP 29, 2003   Meeting Type: Annual
Record Date:  AUG 15, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Horold D. Copperman        For       For        Management
1.2   Elect Director George W. De Sola          For       Withhold   Management
1.3   Elect Director John F.Hill                For       For        Management
1.4   Elect Director Joyce C. Johnson-Miller    For       For        Management
1.5   Elect Director Leonard M. Lodish          For       For        Management
1.6   Elect Director Timothy F. Price           For       For        Management
1.7   Elect Director Milton J. Walters          For       For        Management

                                   SIGNATURE


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                EVERGREEN FIXED INCOME TRUST


                                By:   /s/ Dennis H. Ferro
                                   ---------------------------------------
                                    Dennis H. Ferro
                                    President
                                        (Chief Executive Officer)

Date:  August 30, 2004
     --------------------------